Description of Business and Liquidity - Additional Information (Detail) $ in Thousands	3 Months Ended												9 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($) Segment		Sep. 30, 2021 USD ($)	[2]	Jun. 30, 2021 USD ($)	[2]	Dec. 31, 2020 USD ($)	[2]	Sep. 30, 2020 USD ($)	[2]	Jun. 30, 2020 USD ($)	[2]	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)	Mar. 31, 2021 USD ($) Segment		Mar. 31, 2020 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of operating and reporting segments | Segment	1												1		1
Cash and cash equivalents	$ 2,214,283												$ 2,214,283		$ 2,055,044		$ 2,183,207
Accumulated deficit	2,493,662												2,493,662		1,918,462	[1]	1,109,228	[1]
Net loss	$ (306,085)	[2]	$ (225,640)		$ (101,078)		$ (275,597)		$ (53,498)		$ (7,977)		$ (632,803)	$ (337,072)	(900,233)		1,010,316
Net losses from continuing operations															$ 900,200		$ 568,100

[1]	Retroactively restated for the stock subdivision as described in Note 1.
[2]	Retroactively restated for the stock subdivision as described in Note 3.